Employee Benefits - Effect of Variation in Assumptions (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Current Service Cost	$ 1,067	$ 1,052	$ 910
Remeasurements of the Net Defined Benefit Liability	10,501	8,760
Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	6,247	5,428
Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	3,533	2,846
Post Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	721	486
Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	1,113	929	866
(Gain) or Loss on Settlement or Curtailment	107	306	278
Net Interest on the Net Defined Benefit Liability	735	587	590
Net benefit cost recognized in the consolidated statements of income | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	585	505	489
(Gain) or Loss on Settlement or Curtailment	90	254	243
Net Interest on the Net Defined Benefit Liability	407	339	367
Net benefit cost recognized in the consolidated statements of income | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	494	394	345
(Gain) or Loss on Settlement or Curtailment	9	27	21
Net Interest on the Net Defined Benefit Liability	278	200	178
Net benefit cost recognized in the consolidated statements of income | Post Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	34	30	32
(Gain) or Loss on Settlement or Curtailment	8	25	14
Net Interest on the Net Defined Benefit Liability	50	$ 48	$ 45
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	1,109
(Gain) or Loss on Settlement or Curtailment	(93)
Net Interest on the Net Defined Benefit Liability	628
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of discount rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	627
(Gain) or Loss on Settlement or Curtailment	(80)
Net Interest on the Net Defined Benefit Liability	342
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of discount rates | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	458
(Gain) or Loss on Settlement or Curtailment	(9)
Net Interest on the Net Defined Benefit Liability	258
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of discount rates | Post Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	24
(Gain) or Loss on Settlement or Curtailment	(4)
Net Interest on the Net Defined Benefit Liability	28
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of expected rates of salary increases
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	1,212
(Gain) or Loss on Settlement or Curtailment	(107)
Net Interest on the Net Defined Benefit Liability	756
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of expected rates of salary increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	716
(Gain) or Loss on Settlement or Curtailment	(97)
Net Interest on the Net Defined Benefit Liability	470
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of expected rates of salary increases | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	496
(Gain) or Loss on Settlement or Curtailment	(10)
Net Interest on the Net Defined Benefit Liability	286
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of medical cost trend rates | Post Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	18
(Gain) or Loss on Settlement or Curtailment	(6)
Net Interest on the Net Defined Benefit Liability	42
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	1,240
(Gain) or Loss on Settlement or Curtailment	(112)
Net Interest on the Net Defined Benefit Liability	820
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of discount rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	697
(Gain) or Loss on Settlement or Curtailment	(96)
Net Interest on the Net Defined Benefit Liability	478
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of discount rates | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	508
(Gain) or Loss on Settlement or Curtailment	(10)
Net Interest on the Net Defined Benefit Liability	300
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of discount rates | Post Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	35
(Gain) or Loss on Settlement or Curtailment	(6)
Net Interest on the Net Defined Benefit Liability	42
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of expected rates of salary increases
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	1,084
(Gain) or Loss on Settlement or Curtailment	(89)
Net Interest on the Net Defined Benefit Liability	632
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of expected rates of salary increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	622
(Gain) or Loss on Settlement or Curtailment	(80)
Net Interest on the Net Defined Benefit Liability	364
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of expected rates of salary increases | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	462
(Gain) or Loss on Settlement or Curtailment	(9)
Net Interest on the Net Defined Benefit Liability	268
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of medical cost trend rates | Post Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	12
(Gain) or Loss on Settlement or Curtailment	(4)
Net Interest on the Net Defined Benefit Liability	29
Net benefit cost recognized in consolidated statements of other comprehensive income | Discount rate +1% | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	4,161
Net benefit cost recognized in consolidated statements of other comprehensive income | Discount rate +1% | Actuarial assumption of discount rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	3,309
Net benefit cost recognized in consolidated statements of other comprehensive income | Discount rate +1% | Actuarial assumption of discount rates | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	735
Net benefit cost recognized in consolidated statements of other comprehensive income | Discount rate +1% | Actuarial assumption of discount rates | Post Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	117
Net benefit cost recognized in consolidated statements of other comprehensive income | Discount rate +1% | Actuarial assumption of expected rates of salary increases
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	4,489
Net benefit cost recognized in consolidated statements of other comprehensive income | Discount rate +1% | Actuarial assumption of expected rates of salary increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	3,676
Net benefit cost recognized in consolidated statements of other comprehensive income | Discount rate +1% | Actuarial assumption of expected rates of salary increases | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	813
Net benefit cost recognized in consolidated statements of other comprehensive income | Discount rate +1% | Actuarial assumption of medical cost trend rates | Post Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	145
Net benefit cost recognized in consolidated statements of other comprehensive income | Discount rate -1% | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	4,800
Net benefit cost recognized in consolidated statements of other comprehensive income | Discount rate -1% | Actuarial assumption of discount rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	3,787
Net benefit cost recognized in consolidated statements of other comprehensive income | Discount rate -1% | Actuarial assumption of discount rates | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	868
Net benefit cost recognized in consolidated statements of other comprehensive income | Discount rate -1% | Actuarial assumption of discount rates | Post Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	145
Net benefit cost recognized in consolidated statements of other comprehensive income | Discount rate -1% | Actuarial assumption of expected rates of salary increases
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	4,131
Net benefit cost recognized in consolidated statements of other comprehensive income | Discount rate -1% | Actuarial assumption of expected rates of salary increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	3,353
Net benefit cost recognized in consolidated statements of other comprehensive income | Discount rate -1% | Actuarial assumption of expected rates of salary increases | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	778
Net benefit cost recognized in consolidated statements of other comprehensive income | Discount rate -1% | Actuarial assumption of medical cost trend rates | Post Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	$ 116